Onerous Contract Provisions - Additional information (Detail)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Disclosure Of Other Provisions [Line Items]
Credit-adjusted risk-free rate	6.70%	4.90%
Onerous Contracts Provision [Member] | Bottom of Range [Member]
Disclosure Of Other Provisions [Line Items]
Credit-adjusted risk-free rate	6.00%
Onerous Contracts Provision [Member] | Top of Range [Member]
Disclosure Of Other Provisions [Line Items]
Credit-adjusted risk-free rate	7.40%